Lease (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Summary of Components of Operating Lease Cost	The components of operating lease costs were as follows:

	Year ended December 31,
	2025	2024
Operating lease cost	$5,482	$5,610
Short-term lease cost	635	340
Variable lease cost	366	339
Total net lease costs	$6,483	$6,289

Schedule of Supplemental Balance Sheet Information Related to Operating Leases
Supplemental balance sheet information related to operating leases is as follows:

	Year ended December 31,
	2025	2024
Operating lease ROU assets	$16,308	$10,604
Operating lease liabilities, current	$3,996	$4,125
Operating lease liabilities, long-term	$18,674	$6,844
Weighted average remaining lease term (in years)	7.98	5.11
Weighted average discount rate	4.65%	3.01%

Lessee, Operating Lease, Liability, Maturity
Minimum lease payments for the Company’s ROU assets over the remaining lease periods as of December 31, 2025, are as follows:

Fiscal Years Ending December 31,	Operating Leases
2026	$4,082
2027	4,262
2028	2,574
2029	2,428
2030	2,484
Thereafter	12,382

Total undiscounted lease payments	28,212
Less: imputed interest	(5,542)

Present value of lease liabilities	$22,670